Related party disclosures	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related party disclosures	30 Related party disclosures
The Group has a number of transactions and relationships with related parties, as defined in IAS 24 Related Party Disclosures, all of which are undertaken in the normal course of business. Transactions with CTBAT International Limited (a joint operation) are not included in these disclosures as the results are immaterial to the Group.
Intercompany transactions and balances are eliminated on consolidation and therefore are not disclosed.
Transactions and balances with associates relate mainly to the sale and purchase of cigarettes and tobacco leaf and the provision of IT services. Included in the purchase of goods and services below is £144 million (2024: £116 million; 2023: £145 million) relating to the purchase of leaf. Investments in associates, in the form of convertible loan notes, are not included in the table below. The Group’s share of dividends from associates, primarily received from ITC and included in other income in the table below, were dividends received in cash of £386 million (2024: £447 million; 2023: £559 million) as well as
£533 million from ITC received in the form of shares in ITC Hotels as explained below.

	2025 £m	2024 £m	2023 £m
Transactions
– gross revenue*	500	492	523
– purchase of goods and services	(221)	(192)	(184)
– other income	945	448	560
Amounts receivable at 31 December	92	39	48
Amounts payable at 31 December	(2)	(12)	(4)
Note:
*Gross revenue is based on the invoice issued to the related party.
In addition, the following related party transactions occurred in 2025, 2024 and 2023.
Transactions with associates
ITC
Hotel demerger:
On 24 July 2023, ITC announced a proposed demerger of its ‘Hotels Business’ under a scheme of arrangement by which 60% of the newly incorporated entity would be held directly by ITC's shareholders proportionate to their shareholding in ITC. In January 2025, ITC Hotels was listed and commenced trading on the National Stock Exchange of India (NSE) and Bombay Stock Exchange (BSE). The Group’s direct stake in ITC Hotels was initially 15% and has been recognised as an investment held at fair value (refer to note 18).
Partial sale of shares:
On 28 May 2025, the Group completed the divestment of 10% of its equity stake in ITC (the equivalent of 2.5% of ITC's ordinary shares) to institutional investors by way of an accelerated bookbuild process which generated net proceeds after transaction costs and taxes of INR121.0 billion (£1.0 billion).
Following completion of the transaction, the Group has continued to account for ITC as an associated undertaking using the equity method of accounting.
On 13 March 2024, the Group announced the divestment of 12% of its equity stake in ITC (the equivalent of 3.5% of ITC's ordinary shares) to institutional investors by way of an accelerated bookbuild process which generated net proceeds after transaction costs and taxes of INR166.9 billion (£1.6 billion).
Sale of brands and investment:
During 2025, the Group sold its 2% investment in Surya Nepal Pvt. Limited and brand rights in certain jurisdictions to ITC for £24 million.
Organigram
In 2023, the Group announced the signing of an agreement for a further investment of CAD$125 million (£74 million) in Organigram, subject to customary conditions, including necessary approvals by the shareholders of Organigram, which was given on 18 January 2024. On 24 January 2024, the Group made the first tranche investment of CAD$42 million (£24 million) acquiring a further 12,893,175 common shares of Organigram at a price of CAD$3.22 per share. On
30 August 2024, the Group made the second tranche investment of CAD$42 million (£24 million) acquiring a further 4,429,740 common shares and
8,463,435 preferred shares of Organigram at a price of CAD$3.22 per share. On 28 February 2025, the Group made the third and final tranche investment in
Organigram for CAD$42 million (£23 million) subscribing for 7,562,447 common shares and 5,330,728 preferred shares at the same price as the previous two tranches. Under the terms of the agreement, the Group’s voting rights are restricted to 30%.
The Group and Organigram also have a Product Development Collaboration Agreement following which a Centre of Excellence was established to focus on developing the next generation of cannabis products with an initial focus on cannabidiol (CBD).
Other associates
The following transactions occurred during 2025:
–On 18 December 2025, the Group sold its 45.40% investment in FE "Samfruit" JSC for less than £1 million.
The following transaction occurred during 2024:
–On 11 September 2024, VST Industries Ltd (VST) allotted 154,419,200 equity shares of INR10 each as fully paid-up bonus equity shares. The bonus equity shares were allotted in the proportion of 10 new fully paid-up equity shares for every one existing fully paid up equity share. The Group's interest in
VST remains unchanged at 32.16%.
The following transactions occurred during 2023, when the Group:
–acquired 19.9% of DeFloria, Inc for £8 million; and
–increased its ownership in Steady State LLC (trading as Open Book Extracts) from 5.76% to 10.8% for £4 million along with a further investment of
£8 million by way of a convertible loan note.
Non-controlling interests
During 2025, the Group acquired 2.60% of JSC JV “UZBAT A.O.” for £16 million, increasing the ownership to 99.99%. In addition, the Group acquired 5%
of British American Tobacco Mozambique Limitada for £3 million, increasing the ownership to 100%.
During 2023, the Group acquired 1.31% in Hrvatski Duhani d.d., at a cost of less than £1 million.
Other related party transactions
In 2022, the Group provided a temporary liquidity facility to the main UK pension fund. The facility was undrawn as at 31 December 2023 and on 28 March
2024 the facility was cancelled.
As a result of the implementation of the EU Single-Use Plastic Directive in certain EU countries, the Group, along with other tobacco manufacturers, established Producer Responsibility Organisations for the management of the Extended Producer Responsibility obligations relating to tobacco product butt filter waste collection. The costs incurred by the Group in relation to this waste disposal is included in note 33.
The key management personnel of British American Tobacco consist of the members of the Board of Directors of British American Tobacco p.l.c. and the
members of the Management Board. No such person had any material interest during the year in a contract of significance (other than a service contract) with the Company or any subsidiary company. The term key management personnel in this context includes their close family members.

	2025 £m	2024 £m	2023 £m
The total compensation for key management personnel, including Directors, was:
– salaries and other short-term employee benefits	26	21	17
– post-employment benefits	1	1	1
– share-based payments	18	12	13
	45	34	31
The following table, which is not part of IAS 24 disclosures, shows the aggregate emoluments of the Directors of the Company.

	Executive Directors			Chair			Non-Executive Directors			Total
	2025 £'000	2024 £'000	2023 £'000	2025 £'000	2024 £'000	2023 £'000	2025 £'000	2024 £'000	2023 £'000	2025 £'000	2024 £'000	2023 £'000
Salary; fees; benefits; incentives
– salary	1,935	1,907	1,644							1,935	1,907	1,644
– fees				736	711	688	1,083	1,112	1,059	1,819	1,823	1,747
– taxable benefits	606	617	395	19	17	17	394	79	31	1,019	713	443
– short-term incentives	3,560	3,496	1,650							3,560	3,496	1,650
– long-term incentives	1,954	1,474	1,371							1,954	1,474	1,371
– buy-out	—	2,969	—							—	2,969	—
Sub-total	8,055	10,463	5,060	755	728	705	1,477	1,191	1,090	10,287	12,382	6,855
Pension; other emoluments
– pension	281	276	248							281	276	248
– other emoluments	8	6	2							8	6	2
Sub-total	289	282	250							289	282	250
Total emoluments	8,344	10,745	5,310	755	728	705	1,477	1,191	1,090	10,576	12,664	7,105